International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 362,873	$ 371,758	$ 333,469
Total revenue	16,392	15,543	15,237
Income before income taxes	5,192	4,610	4,725
Net income	4,254	4,114	3,548
Assets	362,873	371,758
EMEA
Segment Reporting Information [Line Items]
Total assets	74,982	88,490	73,303
Total revenue	4,252	3,982	3,744
Income before income taxes	1,694	1,497	1,263
Net income	1,345	1,186	1,013
APAC
Segment Reporting Information [Line Items]
Total assets	23,199	20,676	18,074
Total revenue	1,103	997	922
Income before income taxes	564	538	485
Net income	448	426	389
Other
Segment Reporting Information [Line Items]
Total assets	1,483	1,737	1,350
Total revenue	684	610	549
Income before income taxes	455	296	286
Net income	361	234	229
Total International
Segment Reporting Information [Line Items]
Total assets	99,664	110,903	92,727
Total revenue	6,039	5,589	5,215
Income before income taxes	2,713	2,331	2,034
Net income	2,154	1,846	1,631
Domestic
Segment Reporting Information [Line Items]
Total assets	263,209	260,855	240,742
Total revenue	10,353	9,954	10,022
Income before income taxes	2,479	2,279	2,691
Net income	2,100	2,268	1,917
United Kingdom
Segment Reporting Information [Line Items]
Assets	30,600	32,900	29,600
Total revenue	$ 2,600	$ 2,400	$ 2,200
Percentage of asset	8.00%	9.00%	9.00%
Percentage of revenue	16.00%	15.00%	14.00%